OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Effective January 1, 2022, Citi changed its management structure resulting in changes in its operating segments and reporting units to reflect how the CEO, who is the chief operating decision maker, intends to manage the Company, allocate resources and measure performance. Citi reorganized its management reporting into three operating segments: Institutional Clients Group (ICG), Personal Banking and Wealth Management (PBWM) and Legacy Franchises, with Corporate/Other including activities not assigned to a specific operating segment, as well as discontinued operations. The prior-period balances reflect reclassifications to conform the presentation in those periods to the current period’s operating segment structure. Citi’s consolidated results were not impacted by the changes discussed above and remain unchanged for all periods presented.
The operating segments are determined based on how management allocates resources and measures financial performance to make business decisions, and are reflective of the types of customers served and the products and services provided.
ICG consists of Services, Markets and Banking, providing corporate, institutional and public sector clients around the world with a full range of wholesale banking products and services.
PBWM consists of U.S. Personal Banking and Global Wealth Management, providing traditional banking services and credit cards to retail and small business customers in the U.S., and financial services to the entire continuum of wealth clients—from affluent to ultra-high-net-worth—through banking, lending, mortgages, investment, custody and trust product offerings in approximately 20 countries, including the
U.S., Mexico and the four wealth management centers: Singapore, Hong Kong, the UAE and London.
Legacy Franchises consists of Asia Consumer and Mexico Consumer/SBMM businesses that Citi intends to exit, and its remaining Legacy Holdings Assets.
Corporate/Other includes activities not assigned to the operating segments, including certain unallocated costs of global functions, other corporate expenses and net treasury results, offsets to certain line-item reclassifications and eliminations, and unallocated taxes, as well as discontinued operations.
Beginning in 2021, Citi changed its allocation for certain recurring expenses that are attributable to the operating segments from Corporate/Other to ICG, PBWM and Legacy Franchises. These expenses include incremental investments related to risks and controls, technology capabilities and information security initiatives, as well as some incremental spend related to the pandemic. The prior-period reportable operating segment results have been revised to conform to the current-year presentation for all periods to reflect this revised allocation methodology. Citi’s consolidated results were not impacted by the changes discussed above and remain unchanged for all periods presented.
The accounting policies of these operating segments are the same as those disclosed in Note 1.

The following table presents certain information regarding the Company’s continuing operations by operating segment and Corporate/Other:

	Revenues, net of interest expense			Provision (benefits) for income taxes			Income (loss) from continuing operations(1)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020
Institutional Clients Group	$39,836	$41,093	$36,109	$4,069	$3,077	$3,216	$14,308	$10,811	$11,666	$1,613	$1,592
Personal Banking and Wealth Management	23,327	25,140	26,214	2,207	334	1,374	7,734	1,322	5,047	464	453
Legacy Franchises	8,251	9,454	11,246	63	(33)	634	(9)	(142)	1,580	125	131
Corporate/Other	470	(186)	1,498	(888)	(853)	(794)	(15)	(884)	1,178	89	84
Total	$71,884	$75,501	$75,067	$5,451	$2,525	$4,430	$22,018	$11,107	$19,471	$2,291	$2,260

(1)     Includes pretax provisions for credit losses and for benefits and claims in the ICG results of $(2.5) billion, $4.9 billion and $0.5 billion; in the PBWM results of $(1.2) billion, $9.9 billion and $6.2 billion; and in the Legacy Franchises results of $(0.1) billion, $2.7 billion and $1.7 billion, respectively.